Significant Accounting Policies - Recently Issued Accounting Standards (Details) - Forecast $ in Millions	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of use assets for operating leases	$ 7.0
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities for operating leases	$ (7.0)